Income tax credit/(expense)	6 Months Ended
Dec. 31, 2024
Income tax credit/(expense)
Income tax credit/(expense)

11Income tax credit/(expense)

	Three months ended		Six months ended
	31 December		31 December
	2024	2023	2024	2023
	£’000	£’000	£’000	£’000
Current tax
Current tax on loss for the period	(38)	(89)	(105)	(160)
Foreign tax	(732)	(562)	(733)	(676)
Total current tax expense	(770)	(651)	(838)	(836)
Deferred tax
Origination and reversal of temporary differences	7,542	(6,194)	7,311	1,038
Total deferred tax credit/(expense)	7,542	(6,194)	7,311	1,038
Total income credit/(expense)	6,772	(6,845)	6,473	202

Tax is recognized based on management’s estimate of the weighted average annual tax rate expected for the full financial year. Based on current forecasts, the estimated weighted average annual tax rate used for the year to 30 June 2025 is 21.91% (30 June 2024: 14.84%).

The current year estimated weighted average annual tax rate of 21.91% is driven by UK deferred tax movements, recognized at the UK Corporation tax rate of 25%.

11Income tax credit/(expense) (continued)

In addition to the amounts recognized in the statement of profit or loss, the following amounts relating to tax have been recognized in other comprehensive income:

	Three months ended		Six months ended
	31 December		31 December
	2024	2023	2024	2023
	£’000	£’000	£’000	£’000
Deferred tax (Note 18)	1,389	(975)	861	1,342
Total income tax credit/(expense) recognized in other comprehensive income	1,389	(975)	861	1,342